Taxation (Details 8) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Balance at beginning of the Year	¥ 13,315	¥ 17,057	¥ 14,276
Additions	9,568	1,680	6,630
Reversals	(7,993)	(5,422)	(3,849)
Balance at end of the Year	¥ 14,890	¥ 13,315	¥ 17,057